Note 3 - Inventories	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
Note
3
– Inventories

Inventories at
September 30, 2018
and
2017
are as follows:

	September 30, 2018	September 30, 2017
New:
Cable TV	$12,594,138	$14,014,188
Telco	1,371,545	554,034
Refurbished and used:
Cable TV	2,981,413	3,197,426
Telco	6,905,946	7,507,460
Allowance for excess and obsolete inventory:
Cable TV	(4,150,000)	(2,300,000)
Telco	(815,000)	(639,288)

Total inventories	$18,888,042	$22,333,820

New inventory includes products purchased from the manufacturers plus “surplus-new”, which are unused products purchased from other distributors or multiple system operators.  Refurbished inventory includes factory refurbished, Company refurbished and used products. Generally, the Company does not
refurbish its used inventory until there is a sale of that product or to keep a certain quantity on hand.

The Company regularly reviews the Cable TV and Telco segment inventory quantities on hand, and an adjustment to cost is recognized when the loss of usefulness of an item or other factors, such as obsolete and excess inventories, indicate that cost will not
be recovered when an item is sold.  The Company recorded charges in the Cable TV segment to allow for excess and obsolete inventory, which increased cost of sales by
$1.9
million,
$0.6
million and
$0.6
million, respectively for the years ended
September 30, 2018,
2017
and
2016.

In fiscal years ended
September 30, 2018,
2017
and
2016,
the Telco segment identified certain inventory that more than likely will not
be sold or that the cost will
not
be recovered when it is processed through its recycling program. Therefore, the Company recorded charges which increased cost of sales
$0.2
million,
$0.3
million and
$0.4
million for the years ended
September 30, 2018,
2017
and
2016,
respectively, to allow for excess and obsolete inventory. We also reviewed the cost of inventories against estimated net realizable value and recorded a lower of cost or net realizable value charge of
$0.2
million,
$0.1
million and
$0.1
million for the years ended
September 30, 2018,
2017
and
2016,
respectively, for inventories that have a cost in excess of estimated net realizable value. The Telco segment wrote-off inventory of
$0.2
million as a result of moving Nave Communications Company (“Nave”) inventory to Palco Telecom.